Share-Based Compensation - Summary of Share Units (Deferred share units) (Detail) - Deferred Share Units [Member]	12 Months Ended
	Dec. 31, 2024 shares $ / shares	Dec. 31, 2024 shares $ / shares
Toronto Stock Exchange [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Opening Balance, Number | shares	1,560,110	1,560,110
Granted, Number | shares	259,563	259,563
In lieu of dividends, Number of DSUs | shares	22,566	22,566
Vested, Number | shares	(396,062)	(396,062)
Forfeited, Number | shares	(1,220)	(1,220)
Ending Balance, Number | shares	1,444,957	1,444,957
Opening Balance, Weighted average grant | $ / shares	$ 10.45
Granted, Weighted average grant | $ / shares	8.66
In lieu of dividends , Weighted average grant | $ / shares	7.16
Vested, Weighted average grant | $ / shares	10.01
Forfeited, Weighted average grant | $ / shares	5.89
Ending Balance, Weighted average grant | $ / shares	$ 10.2
New York Stock Exchange [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Opening Balance, Number | shares	0	0
Granted, Number | shares	12,711	12,711
In lieu of dividends, Number of DSUs | shares	122	122
Vested, Number | shares	0	0
Forfeited, Number | shares	0	0
Ending Balance, Number | shares	12,833	12,833
Opening Balance, Weighted average grant | $ / shares		$ 0
Granted, Weighted average grant | $ / shares		6.24
In lieu of dividends , Weighted average grant | $ / shares		5.72
Vested, Weighted average grant | $ / shares		0
Forfeited, Weighted average grant | $ / shares		0
Ending Balance, Weighted average grant | $ / shares		$ 6.24